Shareholder Report, Line Graph (Details) 193797_Innovator U.S. Equity Power Buffer ETF - June_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	May 31, 2019	Oct. 31, 2025
Innovator U.S. Equity Power Buffer ETF™ - June
Account Value [Line Items]
Line Graph and Table Measure Name								Innovator U.S. Equity Power Buffer ETF - June NAV
Accumulated Value	$ 14,521	$ 12,253	$ 11,720	$ 12,581	$ 11,402	$ 10,558	$ 10,000	$ 16,332
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	22,637	16,401	14,891	17,439	12,202	11,122	10,000	$ 27,493
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500
Accumulated Value	$ 20,732	$ 15,239	$ 14,069	$ 16,734	$ 11,882	$ 11,037	$ 10,000	$ 24,855